Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - MSGE SPINCO, INC [Member] - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Deferred tax assets:
Net operating losses (NOLs)	$ 102,273	$ 76,052
Accrued employee benefits	29,440	20,743
Restricted stock units and stock options	12,452	12,263
Deferred revenue	0	31,609
Right-of-use lease assets and lease liabilities, net	7,482	7,616
Deferred interest	24,950	9,296
Property and equipment	16,327	2,487
Other, net	0	2,113
Total gross deferred tax assets	192,924	162,179
Less valuation allowance	(151,043)	(119,135)
Net deferred tax assets	41,881	43,044
Deferred Tax Liabilities, Gross [Abstract]
Intangibles and other assets	(40,069)	(39,810)
Deferred revenue	(10,107)	0
Prepaid expenses	(4,874)	(4,055)
Investments	(3,377)	(22,449)
Other, net	(6,707)	0
Total deferred tax liabilities	(65,134)	(66,314)
Net deferred tax liability	$ (23,253)	$ (23,270)